Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2012
Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2012		2011

Ships, including ship improvements	$40,774		$39,764
Ships under construction	380		526

	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016

Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)

	$32,137	(a)	$32,054	(a)

(a)	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.